Subsequent Events (Details)								12 Months Ended
	Apr. 30, 2025 shares	Mar. 31, 2025 shares	Mar. 24, 2025 USD ($) shares	Mar. 12, 2025 USD ($) shares	Feb. 28, 2025 shares	Jan. 31, 2025 shares	Apr. 12, 2024	Dec. 31, 2024 shares	Sep. 30, 2025 shares	Apr. 15, 2025	Mar. 23, 2025 shares	Mar. 11, 2025 shares	Dec. 31, 2023 shares	May 31, 2022
Subsequent Event [Line Items]
Fractional shares, post split				1,120
Fractional shares, pre split basis				112
Cash payments made in lieu of fractional shares | $				$ 1,000
Common stock, shares outstanding (in shares)			2,379,508	2,379,508				2,368,072	4,806,776			23,796,200	1,979,413
Reverse stock split ratio			0.10					0.1
Minimum
Subsequent Event [Line Items]
Reverse stock split ratio				0.10
Maximum
Subsequent Event [Line Items]
Reverse stock split ratio				0.5
IM Topco, LLC
Subsequent Event [Line Items]
Ownership interest										30.00%				30.00%
Amended Services Agreement | If Royalties Receivable Less Than Specified Amount
Subsequent Event [Line Items]
Ownership equity transferable							12.50%
WHP | IM Topco, LLC
Subsequent Event [Line Items]
Ownership equity transferable		12.50%
WHP | Amended Services Agreement | IM Topco, LLC
Subsequent Event [Line Items]
Ownership interest							70.00%
WHP | Amended Services Agreement | IM Topco, LLC | If Royalties Receivable Less Than Specified Amount
Subsequent Event [Line Items]
Ownership interest							82.50%
Xcel Brands | Amended Services Agreement | IM Topco, LLC
Subsequent Event [Line Items]
Ownership interest							30.00%
Xcel Brands | Amended Services Agreement | IM Topco, LLC | If Royalties Receivable Less Than Specified Amount
Subsequent Event [Line Items]
Ownership interest							17.50%
Subsequent Events
Subsequent Event [Line Items]
Fractional shares, post split			1,120
Fractional shares, pre split basis			112
Cash payments made in lieu of fractional shares | $			$ 1,000
Common stock, shares outstanding (in shares)											23,796,200
Reverse stock split ratio				0.10
Subsequent Events | Minimum
Subsequent Event [Line Items]
Reverse stock split ratio				0.5
Subsequent Events | Maximum
Subsequent Event [Line Items]
Reverse stock split ratio				0.10
Subsequent Events | Chief Executive Officer and Executive Vice President
Subsequent Event [Line Items]
Shares issued	8,917	6,874			6,854	4,582
Subsequent Events | WHP | IM Topco, LLC
Subsequent Event [Line Items]
Percentage of ownership equity interest						12.50%